Income tax and social contribution (Details 5 - Textuals) - Rodati Motors Corporation (Sirena) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized as temporary differences or tax loss carryforward	R$ 0
Net deferred tax assets is related to entities that have suffered a loss	R$ 7,365